Goodwill and Intangible Assets - Estimated Aggregate Finite-Lived Intangible Asset Amortization Expense (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
2013	$ 2.9
2014	2.9	2.6
2015	2.8	2.5
2016	2.5	2.5
2017	$ 2.5	$ 2.5